Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments

	As of December 31,
	2024	2025
	(in US$ thousands)
Long-term bank deposits	$35,500	$160,001
Equity investments without readily determinable fair value (1)	34,479	23,037
Financial products issued by banks	61,400	—
Equity method investments	6,231	6,145
Total	$137,610	$189,183
(1)
In June 2025, the Group disposed two wholly-owned subsidiaries holding certain equity investments and prepayment for the long-term investment to a third party with total consideration of US$7.3 million and immaterial gain or loss.